Consolidated Statements of Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Consolidated Statements of Income
Net sales	$ 7,159.0	$ 6,613.8	$ 6,086.5
Cost of products sold	5,243.5	4,801.6	4,386.8
Gross profit	1,915.5	1,812.2	1,699.7
Marketing, general and administrative expense	1,127.5	1,105.2	1,085.7
Other expense, net	69.9	36.5	23.8
Interest expense	58.5	63.0	59.9
Other non-operating expense	104.8	18.0	53.2
Income before taxes	554.8	589.5	477.1
Provision for income taxes	85.4	307.7	156.4
Equity method investment net losses	(2.0)	0.0	0.0
Net income	$ 467.4	$ 281.8	$ 320.7
Per share amounts:
Net income per common share (in dollars per share)	$ 5.35	$ 3.19	$ 3.60
Net income per common share, assuming dilution (in dollars per share)	$ 5.28	$ 3.13	$ 3.54
Weighted average number of shares outstanding:
Common shares (in shares)	87.3	88.3	89.1
Common shares, assuming dilution (in shares)	88.6	90.1	90.7